Consolidated Balance Sheet (Parenthetical) - Landsea Homes [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Related party interest, real estate inventories	$ 18,721	$ 24,405
Related party interest, joint ventures	$ 1,320	$ 2,466
Common stock Par value	$ 0.0001	$ 0.0001
Common stock, authorized shares	1,000	1,000
Common stock, outstanding shares	1,000	1,000